Expense Example	Feb. 27, 2026 USD ($)
Capital Group Core Bond Completion Fund | Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Capital Group Core Plus Completion Fund | Share class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Capital Group Municipal Income Completion Fund | Share class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	$ 0